UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2012

Date of reporting period:  November 30, 2011

Item 1. Reports to Stockholders.

Semi-Annual Report

November 30, 2011

BARRETT

GROWTH FUND

Letter to
Shareholders
November 30, 2011

Dear Shareholders:

The Barrett Growth Fund (the “Fund”) declined -7.91% for the six month period ended November 30, 2011.  The Lipper Large Cap Growth Fund Index declined -7.56%, and this compares with a -6.25% decline in the S&P 500.  For the quarter ended November 30, 2011 the Fund increased 1.88% compared to the increase in Lipper Large Cap Growth Fund Index of 0.97% and the S&P 500 of 2.90%.

The Six Month Period in Review

The summer was a difficult period for the U.S. stock market and even worse for other markets around the world.  Although the U.S. market recovered in the fall, the past six months have been extremely volatile and discouraging to investors.  Most of the market’s problems emanated from Europe.  Fears that sovereign debt problems might spread from Greece to other countries, such as Italy, were realized.  Despite numerous meetings among heads of state and behind the scenes meetings of finance experts, the European “Union” has not been able to construct a convincing plan to deal with excess government debt.  Investors are worried that banks do not have sufficient reserves to absorb write-downs on sovereign debt.  As a result, banks will continue to be reluctant lenders as they raise capital.  The lack of bank lending combined with measures to raise taxes and reduce benefits will slow the European economy.  Economies and companies worldwide will feel the effects of the European slowdown.

The lack of fiscal progress in Europe was matched by the politicians here in the United States.  The Congressional “Super Committee” charged with identifying some $1 trillion in spending cuts came up empty handed.  The political rhetoric on both sides of the aisle grew increasingly vitriolic, and investors concluded that proactive, constructive action is unlikely to occur before the November, 2012 elections of next year.  Some of the more pessimistic souls have concluded that the United States will end up in the same bind as Europe where interest rates of poorly governed countries are high and going higher.

Despite the continued disappointing political stalemates, U.S. corporations reported solid earnings growth in the third quarter.  Most Chief Executive Officers and their respective financial officers, however, expressed some cautiousness in their third quarter outlooks.  Unless the European situation experiences a miraculous change, earnings growth is likely to slow over the next several quarters.  During the past six months the most cyclical areas of the market, such as energy, materials and industrials, performed considerably worse than the broad market.  Financial stocks were actually the worst sector as investors dumped their shares to avoid exposure to European debt problems.  Less cyclical sectors of the markets, such as consumer staples, performed the best.  In particular, companies with higher-yielding dividends were the best performers.

The Portfolio

The Fund remains diversified by economic sector and industry.  Relative to the S&P 500, the Fund is most overweighted in technology and industrials, and most underweighted in health care and consumer staples.  Although the industrial sector is

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affected by economic weakness, many of the Fund’s holdings have good yields and the possibility of higher dividends in 2012.  The Fund’s focus on companies that have open-ended growth opportunities and strong balance sheets are the primary reason for the higher technology weighting.  The Fund also invests in companies that vary in size as measured by revenues.  The Fund holds companies with revenues in excess of $100 billion and also those with revenues as low as $1-2 billion.  This provides our shareholders with investments in companies at different stages of their growth cycle.

In total, our sector weightings had only a marginal effect on performance. From a sector perspective, our underweighting in financial stocks relative to the S&P 500, contributed to performance because that sector was the worst performing of the market.  The underweighting of consumer staples, which was one of the best performing sectors, hindered performance.  The Fund underperformed the broader market primarily due to stock selection not sector weightings.  Over the past six months, our best performers included Intuit, Visa, McDonald’s, Donaldson, and Verisk.  Our worse performers tended to be our smaller companies and included Rovi Corp, Universal Display, and RealD.  The small capitalization indices significantly underperformed large capitalization indices during the period.  For example, the Russell 2000 Index, which represents smaller companies, declined over 13% during this period, or nearly twice the decline of larger companies.

	Top Ten Holdings (Percent of Net Assets)*		Sector Weightings (Percent of Total Investments)*
1.	Google, Inc.	4.52%
2.	Schlumberger Ltd.	4.26%
3.	Visa, Inc.	4.17%
4.	Intuit, Inc.	4.02%
5.	Costco Wholesale Corp.	3.86%
6.	Automatic Data
	Processing, Inc.	3.85%
7.	Fidelity Government
	Portfolio - 1	3.73%
8.	3M Co.	3.36%
9.	Johnson Controls, Inc.	3.32%
10.	Donaldson Inc.	3.09%

*	Portfolio characteristics are as of November 30, 2011, and are subject to change at any time.

Investment Outlook

It should be no news to investors that the last decade has been a tough period for the stock market.  In fact, ever since the market peak in early 2000, investors have been put through two severe bear markets as well as a sharp recovery from the lows of 2009 which has not fully brought the market averages back to prior highs.  Throughout much of this volatile period, corporate profits, particularly outside the financial sector, have been more consistent.  Large global corporations have also been consistently

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raising dividends, and at current dividend yield levels, offer good value relative to cash and high quality bonds.

Much of the debt problems that continue to haunt financial firms, governments and the market in general are the residue of the excessive buildup of debt which occurred in many developed economies during the past 15 years.  Consumers in the U.S. have made progress in reducing their debt, which should eventually set the stage for a more robust economic environment.  In the meantime, we would not be surprised if investors have to remain patient as politicians find solutions to government debt problems and confidence is restored.  If historical patterns are repeated, better days should be ahead for stock investors who have put up with a decade of historically low returns.

Thank you for choosing the Barrett Growth Fund.

Sincerely,

Robert J. Milnamow	E. Wells Beck, CFA
Lead Portfolio Manager	Portfolio Manager

Past performance is not a guarantee of future results.

The outlook, views, and opinions presented are those of the Adviser as of December 23rd, 2011.  These are not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Foreign investments are subject to special risks not ordinarily associated with U.S. securities including currency fluctuations and social, economic and political uncertainties, which could increase volatility.  These risks are magnified in emerging markets.  The Fund may also invest in smaller and mid-capitalization companies, which involve a higher degree of risk and volatility than investments in larger, more established companies.  The Fund may also invest in derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

The Lipper Large-Cap Growth Funds Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the 30 largest mutual funds within the Growth Funds category, as reported by Lipper.  The S&P 500® Index is a capitalization weighted index of five hundred large capitalization stocks, which is designed to measure broad domestic securities markets.  The performance of the S&P 500® Index reflects the reinvestment of dividends and capital gains, but does not reflect the deduction of any investment advisory fees.  An index is unmanaged.  Investors cannot invest directly in an index.

The Russell 2000 Index is an index measuring the performance of the 2,000 smallest companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks.  The Russell 2000 serves as a benchmark for small cap stocks in the United States.

Diversification does not assure a profit nor protect against loss in a declining market.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of portfolio holdings, please refer the Schedule of Investments provided in this report.

The Barrett Growth Fund is distributed by Quasar Distributors, LLC.

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Expense Example – November 30, 2011 (Unaudited)

As a shareholder of the Barrett Growth Fund, you incur ongoing costs, including:  investment advisory fees; distribution and service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six- month period (June 1, 2011 – November 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs, which are included in the Fund’s net asset value. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which, although not charged by the Fund, may be charged by other funds.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	June 1, 2011 to
	June 1, 2011	November 30, 2011	November 30, 2011

Actual Barrett Growth Fund Expenses	$1,000.00	$ 920.90	$6.00

Hypothetical Expenses
(5% return per year before expenses)	$1,000.00	$1,018.75	$6.31

*
Expenses are equal to the Fund’s annualized expense ratio of 1.25% (which reflects the effect of the Adviser’s fee waiver and expense limitation agreement), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

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This chart assumes an initial gross investment of $10,000 made on 12/31/01.

The S&P 500® Index is a capitalization-weighted index of five hundred large capitalization stocks, which is designed to measure broad domestic securities markets.  The performance of the S&P 500® Index reflects the reinvestment of dividends and capital gains, but does not reflect the deduction of any fees or expenses.

The Lipper Large-Cap Growth Funds Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the 30 largest mutual funds within the Growth Funds category, as reported by Lipper.

		Average Annual Total Returns
		as of November 30, 2011
		One Year	Three Year	Five Year	Ten Year
–●–	Barrett Growth Fund	1.45%	7.74%	(3.33)%	0.04%
--■--	S&P 500® Index	7.83%	14.13%	(0.18)%	2.91%
–♦–	Lipper Large-Cap
	Growth Funds Index	3.99%	17.30%	1.26%	1.63%

RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. IN THE ABSENCE OF FEE WAIVERS AND REIMBURSEMENTS, TOTAL RETURN WOULD BE REDUCED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

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Schedule of Investments
November 30, 2011
(Unaudited)

Shares		Value

	COMMON STOCKS - 96.41%

	Chemical Manufacturing - 4.26%
6,500	Ecolab, Inc.	$370,630
3,000	Procter & Gamble Co.	193,710
		564,340
	Computer and Electronic
	Product Manufacturing - 7.66%
750	Apple, Inc. (a)	286,650
14,000	EMC Corp./Massachusetts (a)	322,140
7,500	Teradata Corp. (a)	406,725
		1,015,515
	Consumer Durables
	& Apparel - 2.27%
4,800	Coach, Inc.	300,432

	Consumer Services - 2.54%
6,000	Yum! Brands, Inc.	336,240

	Credit Intermediation and
	Related Activities - 6.04%
8,000	JPMorgan Chase & Co.	247,760
5,700	Visa, Inc.	552,729
		800,489
	Data Processing, Hosting
	and Related Services - 3.85%
10,000	Automatic Data Processing, Inc.	510,900

	Food Services and
	Drinking Places - 2.88%
4,000	McDonald’s Corp.	382,080

	General Merchandise
	Stores - 3.86%
6,000	Costco Wholesale Corp.	511,800

	Insurance - 1.97%
6,000	Aflac, Inc.	260,640

	Insurance Carriers and
	Related Activities - 2.96%
10,000	Verisk Analytics, Inc. (a)	392,800

	Machinery
	Manufacturing - 3.09%
6,000	Donaldson Co., Inc.	410,100

	Materials - 6.31%
4,500	EI Du Pont De Nemours & Co.	214,740
7,500	Freeport-McMoRan
	Copper & Gold, Inc.	297,000
7,500	Potash Corp. of
	Saskatchewan, Inc. - ADR	325,050
		836,790
	Miscellaneous
	Manufacturing - 4.83%
5,500	3M Co.	445,720
4,000	Stryker Corp.	195,320
		641,040
	Oil and Gas Extraction - 2.96%
6,000	Devon Energy Corp.	392,760

	Other Information
	Services - 4.52%
1,000	Google, Inc. (a)	599,390

	Professional, Scientific, and
	Technical Services - 4.75%
7,000	Accenture PLC	405,510
10,000	Tetra Tech, Inc. (a)	223,900
		629,410

The accompanying notes are an integral part of these financial statements.

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Schedule of Investments
November 30, 2011
(Unaudited)

Shares		Value

	Publishing Industries
	(except Internet) - 8.70%
7,500	Microsoft Corp.	$191,850
11,000	MSCI, Inc. (a)	371,250
10,000	Oracle Corp.	313,500
10,000	Rovi Corp. (a)	277,500
		1,154,100
	Software & Services - 6.57%
1,800	International Business
	Machines Corp.	338,400
10,000	Intuit, Inc.	532,400
		870,800
	Support Activities
	for Mining - 4.26%
7,500	Schlumberger Ltd.	564,975

	Technology Hardware
	& Equipment - 2.07%
5,000	Qualcomm, Inc.	274,000

	Transportation - 5.01%
5,000	Norfolk Southern Corp.	377,700
4,000	United Parcel Service, Inc.	287,000
		664,700
	Transportation Equipment
	Manufacturing - 5.05%
14,000	Johnson Controls, Inc.	440,720
3,000	United Technologies Corp.	229,800
		670,520
	Total Common Stocks
	Cost ($10,611,104)	12,783,821
	SHORT-TERM
	INVESTMENTS - 3.73%

	Money Market Fund - 3.73%
495,171	Fidelity Institutional
	Government Portfolio -
	Class I, 0.010% (b)	495,171
	Total Short-Term Investments
	Cost ($495,171)	495,171
	Total Investments
	(Cost $11,106,275) - 100.14%	13,278,992
	Liabilities in Excess of
	Other Assets - (0.14)%	(18,851)
	Total Net Assets - 100.00%	$13,260,141

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt
(a)	Non-income producing security.
(b)	Variable rate security; the rate shown represents the rate at November 30, 2011.

The accompanying notes are an integral part of these financial statements.

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Statement of Assets and Liabilities
November 30, 2011 (Unaudited)

ASSETS
Investments, at value (cost $11,106,275)	$13,278,992
Dividends and interest receivable	20,298
Receivable from Advisor	1,054
Other assets	8,002
Total assets	13,308,346

LIABILITIES
Payable for distribution fees	12,158
Payable to affiliates	24,847
Accrued expenses and other liabilities	11,200
Total liabilities	48,205

NET ASSETS	$13,260,141

NET ASSETS CONSIST OF:
Paid-in capital	$14,218,215
Accumulated net investment income	41,502
Accumulated net realized loss	(3,172,293)
Net unrealized appreciation on investments	2,172,717
Net Assets	$13,260,141

Shares of beneficial interest outstanding
(unlimited number of shares authorized, $0.001 par value)	1,355,898

Net asset value, redemption price and offering price per share	$9.78

The accompanying notes are an integral part of these financial statements.

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Statement of Operations
For the Six Months Ended November 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividend income1	$93,047
Interest income	22
Total Investment Income	93,069

EXPENSES
Advisory fees	67,886
Administration fees	16,866
Transfer agent fees and expenses	14,702
Fund accounting fees	12,783
Federal and state registration fees	9,858
Audit and tax fees	8,143
Legal fees	6,916
Chief Compliance Officer fees and expenses	4,957
Reports to shareholders	2,506
Custody fees	2,504
Trustees’ fees and related expenses	2,836
Other expenses	2,278
Total expenses	152,235
Less waivers and reimbursement by Adviser (Note 4)	(67,377)
Net expenses	84,858

Net investment income	8,211

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized gain (loss) from investments	(238,980)
Change in net unrealized appreciation (depreciation) on investments	(1,036,025)
Net realized and unrealized loss on investments	(1,275,005)
Net decrease in net assets from operations	$(1,266,794)

1	Net of $147 in foreign withholding tax.

The accompanying notes are an integral part of these financial statements.

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Statements of Changes in Net Assets

	Six Months Ended
	November 30, 2011	Year Ended
	(Unaudited)	May 31, 2011

FROM OPERATIONS
Net investment income (loss)	$8,211	$(9,835)
Net realized gain (loss) from investments	(238,980)	38,387
Net change in unrealized appreciation
(depreciation) on investments	(1,036,025)	2,567,767
Net increase (decrease) in net assets from operations	(1,266,794)	2,596,319

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	72,882	536,486
Costs for shares redeemed	(930,354)	(1,303,062)
Net decrease in net assets from capital share transactions	(857,472)	(766,576)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,124,266)	1,829,743

NET ASSETS:
Beginning of period	15,384,407	13,554,664
End of period	$13,260,141	$15,384,407
ACCUMULATED NET INVESTMENT INCOME	$41,502	$—

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

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Financial Highlights
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

	Six Months Ended
	November 30, 2011	Year Ended
	(Unaudited)	May 31, 2011
NET ASSET VALUE
Beginning of period	$10.62	$8.89
OPERATIONS
Net investment income (loss)2	0.03	(0.01)
Net realized and unrealized
gains (losses) on securities	(0.87)	1.74
Total from
investment operations	(0.84)	1.73
LESS DISTRIBUTIONS
Distributions from net
investment income	—	—
NET ASSET VALUE
End of period	$9.78	$10.62
Total return5	-7.91%	19.46%
Net assets at end of period
(000s omitted)	$13,260	$15,384
RATIO OF EXPENSES TO
AVERAGE NET ASSETS
Before expense reimbursement6	2.24%	2.46%
After expense reimbursement6	1.25%	1.25%
RATIO OF NET INVESTMENT
INCOME (LOSS) TO
AVERAGE NET ASSETS
Before expense reimbursement6	(0.87)%	(1.28)%
After expense reimbursement6	0.12%	(0.07)%
Portfolio turnover rate5	10%	47%

The accompanying notes are an integral part of these financial statements.

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Period Ended	Years Ended June 30,
May 31, 20101	2009	2008	2007	2006
NET ASSET VALUE
Beginning of period	$7.95	$10.98	$12.04	$10.53	$9.72
OPERATIONS
Net investment income (loss)2	(0.01)	0.00	3	(0.02)	0.00	3	(0.02)
Net realized and unrealized
gains (losses) on securities	0.95	(3.03)	(1.04)	1.51	0.83
Total from
investment operations	0.94	(3.03)	(1.06)	1.51	0.81
LESS DISTRIBUTIONS
Distributions from net
investment income	—	—	0.00	3	—	—
NET ASSET VALUE
End of period	$8.89	$7.95	$10.98	$12.04	$10.53
Total return5	11.82%	(27.60)%	(8.78)%	14.34%	8.33%
Net assets at end of period
(000s omitted)	$13,555	$12,268	$18,956	$21,078	$19,742
RATIO OF EXPENSES TO
AVERAGE NET ASSETS
Before expense reimbursement6	3.13%	3.59%	2.42%	2.51%	2.63%
After expense reimbursement6	1.25%	1.25%	1.25%	1.25%	1.25%
RATIO OF NET INVESTMENT
INCOME (LOSS) TO
AVERAGE NET ASSETS
Before expense reimbursement6	(2.01)%	(2.34)%	(1.30)%	(1.24)%	(1.55)%
After expense reimbursement6	(0.13)%	0.00	%4	(0.13)%	0.02%	(0.17)%
Portfolio turnover rate5	40%	71%	93%	79%	38%

1	The Fund changed its fiscal year end from June 30 to May 31. This period represents activity from July 1, 2009 through May 31, 2010.
2	Net investment income (loss) per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
3	Amount is less than 0.5 cent per share.
4	Amount is less than 0.005%.
5	Not annualized for periods less than one year.
6	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

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Notes to the Financial Statements
November 30, 2011 (Unaudited)

1.	ORGANIZATION
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company.  The Barrett Growth Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation and to maximize after-tax returns.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  The Fund commenced operations on December 29, 1998 as a series of The Barrett Funds.  On March 30, 2010, the Fund reorganized as a series of the Trust and changed its fiscal year end from June 30th to May 31st.  Effective April 29, 2011, Barrett Asset Management, LLC (the “Adviser”), serves as the investment adviser to the Fund.  Prior to April 29, 2011, Barrett Associates, Inc., a wholly-owned subsidiary of Legg Mason, Inc., a financial services holding company, served as the investment adviser to the Fund.

2.	SIGNIFICANT	The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial
	ACCOUNTING	statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
POLICIES
a) Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

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Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2011:

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	Level 1	Level 2	Level 3	Total
Equity
Common Stocks1	$12,783,821	$—	$—	$12,783,821
Total Equity	12,783,821	—	—	12,783,821
Short-Term Investments	495,171	—	—	495,171
Total Investments in Securities	$13,278,992	$—	$—	$13,278,992
1	See the Schedule of Investments for industry classification.

The Fund did not hold any investments during the year with significant unobservable inputs which would be classified as Level 3.  During the six months ended November 30, 2011, there were no significant transfers between levels for the Fund.  It is the Fund’s policy to record transfers between levels as of the end of the reporting period.  The Fund did not hold any financial derivative instruments during the reporting period.

b) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

As of and during the year ended May 31, 2011, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. taxing authorities for tax periods prior to 2007.

c) Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

d) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

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GROWTH FUND

e) Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

f) Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

g) Other

Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the cost of the security lot sold with the net sales proceeds.  Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3.	FEDERAL TAX	The Fund did not pay any distributions during the fiscal year ended May 31, 2011.
MATTERS
The components of accumulated earnings (losses) on a tax basis as of May 31, 2011 were as follows:

Cost basis of investments for federal
income tax purposes	$12,225,336
Gross tax unrealized appreciation	3,349,351
Gross tax unrealized depreciation	(140,609)
Net tax unrealized appreciation (depreciation)	3,208,742
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated losses	(2,900,022)
Total accumulated earnings	$308,720

At May 31, 2011, the Fund had capital loss carryovers of $92,741, $1,960,247 and $847,034 which will expire on June 30, 2012, June 30, 2017 and May 31, 2018, respectively.  To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryovers.

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GROWTH FUND

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended May 31, 2011, the following reclassifications were made for permanent tax adjustments:

Accumulated Net Investment Income (Loss)	$9,835
Paid-in Capital	$(9,835)

4.	INVESTMENT	The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund.
	ADVISER	Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through March 31, 2013, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses and extraordinary items) do not exceed 1.25% (the “Expense Limitation Cap”) of the Fund’s average daily net assets. For the six months ended November 30, 2011, expenses of $67,377 were waived or reimbursed by the Adviser. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap at the time of waiver; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

June 30, 2012	$203,113
May 31, 2013	$241,879
May 31, 2014	$176,419
November 30, 2014	$67,377

5.	DISTRIBUTION	The Trust adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on -behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC
PLAN
(the “Distributor”) a distribution fee of up to 0.25% of the Fund’s average daily net assets for services to prospective Fund shareholders and distribution of Fund shares.  During the six months ended November 30, 2011, the Fund did not incur expenses related to the 12b-1 Plan.

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GROWTH FUND

6.	RELATED PARTY	A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC (“USBFS”) and U.S. Bank, N.A., which provide fund accounting,
TRANSACTIONS
administration, transfer agency and custodian services to the Fund.  This same Trustee is an interested person of the Distributor.  The Trust’s Chief Compliance Officer is an employee of USBFS.  For the six months ended November 30, 2011, the Fund was allocated $4,957 of the Trust’s Chief Compliance Officer fees and expenses.

7.	CAPITAL SHARE	Transactions in shares of the Fund were as follows:
TRANSACTIONS

	Six Months Ended	Year Ended
	November 30, 2011	May 31, 2011
Shares sold	7,439	53,269
Shares redeemed	(99,696)	(130,576)
Net decrease	(92,257)	(77,307)

8.	INVESTMENT	The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended November 30, 2011,
	TRANSACTIONS	were $1,335,327 and $2,417,268, respectively. For the six months ended November 30, 2011, there were no purchases or sales of U.S. government securities for the Fund.

9.	NEW TAX LAW
On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and were carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

The provisions related to the Modernization Act for qualification testing are effective for the May 31, 2011 taxable year. The effective date for changes in the treatment of capital losses is the May 31, 2012 taxable year.

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GROWTH FUND

NOTICE OF PRIVACY POLICY & PRACTICES

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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GROWTH FUND

Additional Information
(Unaudited)

INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

INFORMATION ABOUT TRUSTEES

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling (877) 363-6333.

INDEPENDENT TRUSTEES

				Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor and Chair of	28	Independent
615 E. Michigan St.		Term; Since	Accounting, Marquette		Trustee, USA
Milwaukee, WI 53202		August 22,	University (2004–Present).		MUTUALS
Age: 56		2001			(an open-end
					investment
					company
					with two
					portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/Midwest	28	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc. (airline		Trustee, USA
Milwaukee, WI 53202		August 22,	company) (1986–Present).		MUTUALS
Age: 55		2001			(an open-end
					investment
					company
					with two
					portfolios).

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GROWTH FUND

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

INDEPENDENT TRUSTEES (Continued)

Jonas B. Siegel	Trustee	Indefinite	Managing Director, Chief	28	Independent
615 E. Michigan St.		Term; Since	Administrative Officer		Trustee, Gottex
Milwaukee, WI 53202		October 23,	(“CAO”) and Chief		Multi-Asset
Age: 68		2009	Compliance Officer (“CCO”),		Endowment
			Granite Capital International		Fund complex
			Group, L.P. (an investment		(three closed-
			management firm)		end investment
			(1994–Present); Vice President,		companies);
			Secretary, Treasurer and CCO		Independent
			of Granum Series Trust (an		Trustee, Gottex
			open-end investment company)		Multi-
			(1997–2007); President, CAO		Alternatives
			and CCO, Granum		Fund complex
			Securities, LLC (a broker-dealer)		(three closed-
			(1997–2007).		end investment
companies);
Independent
Trustee,
Ramius IDF,
LLC ( a closed-
end investment
company).

INTERESTED TRUSTEE AND OFFICERS

Joseph C. Neuberger1	Chairperson,	Indefinite	Executive Vice President,	28	Trustee,
615 E. Michigan St.	President	Term; Since	U.S. Bancorp Fund		Buffalo Funds
Milwaukee, WI 53202	and	August 22,	Services, LLC (1994–Present).		(an open-end
Age: 49	Trustee	2001			investment
company
with ten
portfolios);
Trustee, USA
MUTUALS
(an open-end
investment
company
with two
portfolios).

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GROWTH FUND

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

INTERESTED TRUSTEE AND OFFICERS (Continued)

John Buckel	Vice	Indefinite	Mutual Fund Administrator,	N/A	N/A
615 E. Michigan St.	President,	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202	Treasurer	January 10,	Services, LLC (2004–Present).
Age: 54	and	2008 (Vice
	Principal	President);
	Accounting	Since
	Officer	September 10,
2008
(Treasurer)

Robert M. Slotky	Vice	Indefinite	Senior Vice President,	N/A	N/A
615 E. Michigan St.	President,	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202	Chief	January 26,	Services, LLC (2001–Present).
Age: 64	Compliance	2011
Officer and
Anti-Money
Laundering
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President and Legal	N/A	N/A
615 E. Michigan St.		Term; Since	Compliance Officer,
Milwaukee, WI 53202		November 15,	U.S. Bancorp Fund
Age: 32		2005	Services, LLC (2004–Present).

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund Administrator,	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		January 10,	Services, LLC (2002–Present).
Age: 37		2008

Jesse Schmitting	Assistant	Indefinite	Mutual Fund Administrator,	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		July 21,	Services, LLC (2008–Present).
Age: 29		2011

________

1
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

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GROWTH FUND

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser, the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-877-363-6333. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30, is available without charge, either upon request by calling the Fund toll free at 1-877-363-6333 or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

(This Page Intentionally Left Blank.)

BARRETT GROWTH FUND
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

INVESTMENT ADVISER
Barrett Asset Management, LLC
90 Park Avenue
New York, New York  10016

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

ADMINISTRATOR, FUND ACCOUNTANT
& TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin  53212

LEGAL COUNSEL
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, Ohio  44145

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)  Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the registrant’s Form N-CSR filed on August 6, 2010.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title)* /s/ Joseph Neuberger
Joseph Neuberger, President

Date January 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Joseph Neuberger
Joseph Neuberger, President

Date January 31, 2012

By (Signature and Title)*/s/ John Buckel
John Buckel, Treasurer

Date January 31, 2012

* Print the name and title of each signing officer under his or her signature.